UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Habrok Capital Management LLP
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Address:    6th Floor, 103 Mount Street
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            London, United Kingdom W1K 2TJ
           --------------------------------------------------

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Form 13F File Number:      028-11645
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Sandra Crane
           --------------------------------------------------
Title:       Chief Operating Officer
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Phone:       44-207-851-3902
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ SANDRA CRANE             London, United Kingdom          November 14, 2012
-------------------------    ----------------------          -----------------
[Signature]                  [City, State]                   [Date]

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          8
                                               -------------

Form 13F Information Table Value Total:         $176,820
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name


NONE





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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BAIDU INC                    SPON ADR REP A 056752108   12,383   106,000 SH       SOLE                  106,000
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702   37,684   427,257 SH       SOLE                  427,257
CHESAPEAKE ENERGY CORP       COM            165167107   39,438 2,090,000 SH       SOLE                2,090,000
LAS VEGAS SANDS CORP         COM            517834107   32,167   693,700 SH       SOLE                  693,700
PROMOTORA DE INFORMACIONES S ADR CL B CONV  74343G303    1,187   557,509 SH       SOLE                  557,509
PROMOTORA DE INFORMACIONES S ADR CL A SHS   74343G204      185    97,563 SH       SOLE                   97,563
WELLS FARGO & CO NEW         COM            949746101   39,578 1,146,200 SH       SOLE                1,146,200
YUM BRANDS INC               COM            988498101   14,197   214,000 SH       SOLE                  214,000